INTANGIBLE ASSETS (Schedule of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 63,176	$ 38,888
Accumulated amortization	17,357	7,430
Net book value	45,819	31,458
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	55,966	35,054
Accumulated amortization	16,046	6,934
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	7,210	3,834
Accumulated amortization	$ 1,311	$ 496